Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Entity Registrant Name	FSD Pharma Inc.
Entity Central Index Key	0001771885
Current Fiscal Year End Date	--12-31
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2021
Entity Voluntary Filers	No
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes
Entity File Number	001-39152
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	199 Bay St.
Entity Address, Address Line two	Suite 4000
Entity Address, City or Town	Toronto
Entity Address, Country	CA
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5L 1A9
Document Annual Report	true
Document Registration Statement	false
Trading Symbol	HUGE
Title of 12(b) Security	Class B Subordinate Voting Shares, no par value
Security Exchange Name	NASDAQ
ICFR Auditor Attestation Flag	false
Auditor Firm ID	1930
Auditor Name	MNP LLP
Auditor Location	Toronto, Canada
Entity Well-known Seasoned Issuer	No
Entity Shell Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Filer Category	Non-accelerated Filer
Document Transition Report	false
Document Shell Company Report	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	199 Bay St.
Entity Address, Address Line two	Suite 4000
Entity Address, City or Town	Toronto
Entity Address, Country	CA
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5L 1A9
City Area Code	416
Local Phone Number	854-8884
Contact Personnel Email Address	zsaeed@fsdpharma.com
Contact Personnel Name	Zeeshan Saeed
Class A Multiple Voting Shares [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	72
Class B Subordinate Voting Shares [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	40,450,754